Basis of Financial Presentation and Summary of Significant Accounting Policies - Part Three (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement in Standard Product Warranty Accrual [Roll Forward]
Accrued warranty reserve, beginning of period	$ 1,528	$ 638	$ 549
Reserve provided	3,974	1,495	578
Payments	(2,169)	(605)	(489)
Accrued warranty reserve, end of period	$ 3,333	$ 1,528	$ 638
Shares available for grant (in shares)	764,182
Common Stock [Member]
Movement in Standard Product Warranty Accrual [Roll Forward]
Shares available for grant (in shares)	590,483